Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.9%
International Alternative Funds - 12.2%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	6,235	$ 17,675
Transamerica Unconstrained Bond (D)	82,789,177	810,506,040

		810,523,715

International Equity Funds - 15.9%
Transamerica Emerging Markets Opportunities (A) (D)	27,393,958	265,995,332
Transamerica International Equity (D)	19,068,387	318,442,062
Transamerica International Growth (D)	49,537,530	395,309,488
Transamerica International Small Cap Value (D)	6,425,558	79,612,665

		1,059,359,547

U.S. Equity Funds - 40.2%
Transamerica Janus Mid-Cap Growth VP (D)	1,955,889	70,490,249
Transamerica JPMorgan Enhanced Index VP (D)	28,067,900	601,495,093
Transamerica JPMorgan Mid Cap Value VP (D)	4,248,430	55,526,976
Transamerica Large Cap Value (D)	72,201,235	669,305,447
Transamerica Mid Cap Growth (D)	13,958,588	170,713,532
Transamerica Mid Cap Value Opportunities (D)	7,696,129	76,807,369
Transamerica Morgan Stanley Capital Growth VP (D)	12,312,940	412,483,476
Transamerica Small Cap Value (D)	9,372,975	72,828,018
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	5,959	4,182
Transamerica T. Rowe Price Small Cap VP (D)	8,883,053	137,420,835
Transamerica WMC US Growth VP (D)	10,444,147	408,052,811

		2,675,127,988

U.S. Fixed Income Funds - 21.9%
Transamerica Core Bond (D)	34,012,486	362,573,100
Transamerica High Yield Bond (D)	52,285,619	451,747,746
Transamerica Intermediate Bond (D)	58,843,361	641,981,070

		1,456,301,916

U.S. Mixed Allocation Fund - 6.7%
Transamerica PIMCO Total Return VP (D)	37,437,843	447,756,607

Total Investment Companies (Cost $6,192,256,506)		6,449,069,773

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.6%
U.S. Treasury - 2.6%
U.S. Treasury Note 2.50%, 01/31/2021(E)	$ 171,764,800	173,120,131

Total U.S. Government Obligation (Cost $174,526,565)		173,120,131

Principal	Value
REPURCHASE AGREEMENT - 0.6%

Fixed Income Clearing Corp., 0.00% (F), dated 09/30/2020, to be repurchased at $43,067,230 on 10/01/2020. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2022, and with a value of $43,928,642.

$ 43,067,230	$ 43,067,230

Total Repurchase Agreement (Cost $43,067,230)	43,067,230

Total Investments (Cost $6,409,850,301)	6,665,257,134
Net Other Assets (Liabilities) - (0.1)%	(3,448,839)

Net Assets - 100.0%	$ 6,661,808,295

Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	1,509	12/31/2020	$189,924,815	$190,181,156	$256,341	$—
10-Year U.S. Treasury Note	357	12/21/2020	49,676,741	49,812,656	135,915	—
30-Year U.S. Treasury Bond	1,550	12/21/2020	274,062,707	273,235,937	—	(826,770)
CAD Currency	869	12/15/2020	66,034,014	65,287,970	—	(746,044)
EUR Currency	346	12/14/2020	51,164,193	50,756,038	—	(408,155)
EURO STOXX 50® Index	2,054	12/18/2020	79,539,188	76,918,286	—	(2,620,902)
MSCI EAFE Index	2,694	12/18/2020	254,021,354	249,626,040	—	(4,395,314)
MSCI Emerging Markets Index	572	12/18/2020	31,212,638	31,131,100	—	(81,538)
U.S. Treasury Ultra Bond	873	12/21/2020	194,627,066	193,642,313	—	(984,753)

Total					$392,256	$(10,063,476)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	(1,465)	12/18/2020	$(110,035,009)	$(110,197,300)	$—	$(162,291)
FTSE 100 Index	(2,586)	12/18/2020	(200,532,764)	(194,921,689)	5,611,075	—
S&P 500® E-Mini Index	(719)	12/18/2020	(119,721,028)	(120,504,400)	—	(783,372)
S&P/ASX 200 Index	(1,069)	12/17/2020	(113,809,029)	(111,060,579)	2,748,450	—
S&P/TSX 60 Index	(448)	12/17/2020	(64,730,404)	(64,699,335)	31,069	—
TOPIX Index	(684)	12/10/2020	(103,163,950)	(105,422,842)	—	(2,258,892)

Total					$8,390,594	$(3,204,555)

Total Futures Contracts					$8,782,850	$(13,268,031)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$6,449,047,916	$—	$—	$6,449,047,916
U.S. Government Obligation	—	173,120,131	—	173,120,131
Repurchase Agreement	—	43,067,230	—	43,067,230

Total	$6,449,047,916	$216,187,361	$—	$6,665,235,277

Investment Companies Measured at Net Asset Value (C)				21,857

Total Investments				$6,665,257,134

Other Financial Instruments
Futures Contracts (H)	$8,782,850	$—	$—	$8,782,850

Total Other Financial Instruments	$8,782,850	$—	$—	$8,782,850

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(13,268,031)	$—	$—	$(13,268,031)

Total Other Financial Instruments	$(13,268,031)	$—	$—	$(13,268,031)

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Restricted securities. At September 30, 2020, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$64,152	$17,675	0.0	%(I)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	59,594	4,182	0.0	(I)

Total			$123,746	$21,857	0.0	%(I)

(C)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(D)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2020	Shares as of September 30, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$220,633,791	$—	$(177,168,301)	$(16,481,435)	$(26,984,055)	$—	—	$—	$—
Transamerica Core Bond	411,332,590	8,194,258	(75,098,032)	(814,348)	18,958,632	362,573,100	34,012,486	8,194,258	—
Transamerica Emerging Markets Equity	162,382,078	—	(164,427,015)	(9,680,093)	11,725,030	—	—	—	—
Transamerica Emerging Markets Opportunities	—	259,183,532	—	—	6,811,800	265,995,332	27,393,958	—	—
Transamerica Global Allocation Liquidating Trust	23,072	—	—	—	(5,397)	17,675	6,235	—	—
Transamerica High Yield Bond	229,408,839	237,679,177	—	—	(15,340,270)	451,747,746	52,285,619	15,757,730	—
Transamerica Intermediate Bond	945,525,509	12,255,664	(351,019,376)	17,985,807	17,233,466	641,981,070	58,843,361	12,255,664	—
Transamerica International Equity	491,812,684	—	(118,710,626)	(9,587,456)	(45,072,540)	318,442,062	19,068,387	—	—
Transamerica International Growth	260,979,818	117,694,901	—	—	16,634,769	395,309,488	49,537,530	—	—
Transamerica International Small Cap Value	118,702,906	—	(28,429,100)	(249,005)	(10,412,136)	79,612,665	6,425,558	—	—
Transamerica Janus Mid-Cap Growth VP	185,563,257	5,865,012	(107,514,596)	25,390,322	(38,813,746)	70,490,249	1,955,889	266,616	5,598,396
Transamerica JPMorgan Enhanced Index VP	819,394,715	56,369,820	(257,300,897)	50,488,734	(67,457,279)	601,495,093	28,067,900	10,185,727	46,184,093
Transamerica JPMorgan Mid Cap Value VP	65,560,593	2,917,607	—	—	(12,951,224)	55,526,976	4,248,430	728,093	2,189,514
Transamerica Large Cap Value	531,865,060	236,816,464	—	—	(99,376,077)	669,305,447	72,201,235	9,249,563	—
Transamerica Mid Cap Growth	67,947,573	90,306,750	—	—	12,459,209	170,713,532	13,958,588	—	—
Transamerica Mid Cap Value Opportunities	109,847,042	—	(15,749,938)	(476,261)	(16,813,474)	76,807,369	7,696,129	—	—
Transamerica Morgan Stanley Capital Growth VP	302,707,635	13,951,021	(133,329,573)	20,371,074	208,783,319	412,483,476	12,312,940	1,847,012	12,104,008
Transamerica PIMCO Total Return VP	697,678,427	20,638,109	(282,383,121)	4,014,452	7,808,740	447,756,607	37,437,843	20,638,065	—
Transamerica Small Cap Value	—	76,702,399	—	—	(3,874,381)	72,828,018	9,372,975	—	—
Transamerica Small Company Growth Liquidating Trust	3,708	—	—	—	474	4,182	5,959	—	—
Transamerica T. Rowe Price Small Cap VP	143,482,364	9,426,917	(5,958,630)	(11,026)	(9,518,790)	137,420,835	8,883,053	—	9,426,917
Transamerica Unconstrained Bond	562,289,274	248,959,319	(8,731,661)	(1,035,188)	9,024,296	810,506,040	82,789,177	18,437,730	—
Transamerica WMC US Growth VP	304,487,475	140,205,227	(79,180,179)	25,046,811	17,493,477	408,052,811	10,444,147	3,316,163	28,843,127

Total	$6,631,628,410	$1,537,166,177	$(1,805,001,045)	$104,962,388	$(19,686,157)	$6,449,069,773	536,947,399	$100,876,621	$104,346,055

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $173,120,131.
(F)	Rate disclosed reflects the yield at September 30, 2020.
(G)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 4

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying investments as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investments and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Series Trust	Page 6